ATTACHMENT

              U.S. SECURITIES AND EXCHANGE COMMISSION
                       Washington, D.C. 20549

                             FORM 24f-2
                  Annual Notice of Securities Sold
                       Pursuant to Rule 24f-2

      Read instructions at end of Form before preparing Form.
                       Please print or type.

  1.  Name and address of issuer:    AUL American Unit Trust
                                     One American Square
                                     Indianapolis, IN 46204

  2.  Name of each series or class of funds for which this notice is filed:

  Equity Portfolio        TCI Growth                   VIP Overseas
  Bond Portfolio          T. Rowe Price Equity Income  VIP II Asset Manager
  Managed Portfolio       20th Century Select          VIP II Contrafund
  Money Market Portfolio  20th Century Ultra           VIP II Index 500
  Alger American  Growth  20th Century  Int'l Equity   Vanguard Explorer
  Calvert Capital         VIP Equity-Income            Vanguard Fixed
    Accumulation                                         Income
  Invesco Dynamics        VIP Growth
  PBHG Growth             VIP High Income

  3.  Investment Company Act File Number:           811-05929

       Securities Act File Number:                  33-31375

  4.  Last day of fiscal year for which this notice is filed:
      December 31, 1995

  5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                                              [   ]

  6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

  7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

  8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

  9. Number and aggregate sale price of securities sold during the fiscal year:

      See Item 10 on page 2 of this Form 24f-2

  10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:
        See attached page.

  11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

  12.  Calculation of registration fee:
         (i) Aggregate sale price of securities sold during the fiscal year in reliance  on rule 24f-2 (from item 10):
                       $ 54,636,608.07
        (ii) Aggregate price of shares issued in connection with
             dividend reinvestment plans (from  Item 11, if applicable):
                       +
       (iii) Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable):
                       - $ 24,964,939.82
       (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if applicable):
                       +
        (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2  (line (i), plus line
             (ii), less line (iii), plus line (iv) (if applicable):
                       $ 29,671,668.25
      (vi) Multiplier prescribed by Section 6 (b) of the Securities Act of 1933 or other applicable law or regulation (see
           Instruction C.6):
                           x    1/29%

      (vii) Fee due line  (i) or line (v) multiplied by line (vi):
                           $ 10,231.61

  Instruction: Issuers should complete lines (ii), (iii), (iv) and (v) only if the form is being filed within 60 days after the close of the
  issuer's fiscal year.   See Instruction C.3.

  13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).
                                                         [ X  ]

  Date of mailing or wire transfer of filing fees to the Commission's lockbox depository: 2/26/96

  SIGNATURES

  This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

  By (Signature and Title)___________________________________________
                          James W.  Murphy, Senior Vice President,
                          Corporate Finance

Date: February 26, 1996

            *Please print the name and title of the signing officer below the signature.

AUL American Unit Trust, Item 10, form 24f-2

  AUL American
  Unit Trust               # of Units Sold          Aggregate Sale
  Investment               during the period        Price of Units
  Account                  1/1/95-12/31/95          Sold

  Equity                 3,111,937.857614      $  5,109,255.08
  Bond                   1,429,982.796059          2,165,809.08
  Managed                2,173,072.366269          3,348,131.67
  Money Market           5,234,867.581818          6,141,734.01
  Alger Growth           1,105,532.589496          1,405,303.63
  Calvert                   80,855.026973            101,227.08
  Invesco                        0.000000                  0.00
  PBHG                           0.000000                  0.00
  TCI Growth               573,127.938275            712,144.14
  TR Price Equity-Income   399,244.308099            465,992.56
  20th  Century Select           0.000000                  0.00
  20th Century Ultra             0.000000                  0.00
  20th Century  Int'l Eq.        0.000000                  0.00
  VIP Equity Income        766,531.012996            895,658.74
  VIP Growth             9,441,745.015305         13,359,280.55
  VIP High Income        2,385,562.353334          2,876,963.41
  VIP Overseas           4,294,824.740256          5,043,833.47
  VIPII Asset Manager    7,530,175.310790          8,354,917.00
  VIPII Contrafund         722,788.610445            902,615.74
  VIPII Index 500        2,896,935.371505          3,753,741.91
  Vanguard Explorer              0.000000                  0.00
  Vanguard Fixed Inc.            0.000000                  0.00

        TOTALS          42,147,182.879234        $54,636,608.07

                                                  February 23, 1996


  American United Life Insurance Company
  One American Square
  Indianapolis, Indiana  46204

  In my capacity as Associate General Counsel of American United Life Insurance Company ("AUL"), I am familiar with AUL American Unit Trust (the "Variable Account"), which is a separate account for assets applicable to the variable portion of group annuity contracts offered by AUL ("Contracts").

  I have made such examination of the law and examined such corporate records and such other documents as in my judgment are necessary and appropriate to enable me to render the following opinion.

  With respect to the issuance and sale of units of beneficial interest in the Variable Account under the Contracts for valuable consideration in the amount of $54,636,608.07 (representing $5,109,255.08 allocated to the AUL American Equity Investment Account, $2,165,809.08 allocated to the AUL American Bond Investment Account, $6,141,734.01 allocated to the
  AUL American Money Market Investment Account, $3,348,131.67 allocated to the AUL American Managed Investment Account, $1,405,303.63 allocated to the Alger Growth Account, $101,227.08 allocated to the Calvert Account, $465,992.56 allocated to the T. Rowe Price Equity-Income Account, $2,876,963.41 allocated to the Fidelity VIP High Income Investment Account, $13,359,280.55 allocated to the Fidelity VIP Growth Investment Account, $895,658.74 allocated to the VIP Equity-Income Account, $902,615.74 allocated to the VIP Contrafund Account, $5,043,833.47 allocated to the Fidelity VIP Overseas Investment Account, $8,354,917.00 allocated to the Fidelity VIP II Asset Manager Investment Account, $3,753,741.91 allocated to the Fidelity VIP II Index 500 Investment Account, $712,144.14 allocated to the TCI Growth Investment Account, and $0 allocated to the TCI International Equity Investment Account) issued during the Variable Account's fiscal year ending December 31, 1995, it is my opinion that such interests were issued in connection with Contracts that constitute legal, validly issued and binding obligations of AUL except as limited by bankruptcy or insolvency laws affecting the rights of creditors generally.

  I consent to the use of this letter by AUL in connection with the Variable Account's Notice pursuant to Rule 24f-2 under the Investment Company Act of 1940 for the Variable Account's fiscal year ending December 31, 1995.

  Very truly yours,


  Richard A. Wacker
  Associate General Counsel